Net income/(loss) per share (Tables)	12 Months Ended
Dec. 31, 2023
Net income/(loss) per share
Schedule of basic and diluted net income/(loss) per share
Basic and diluted net income/(loss) per share for each of the years presented are calculated as follows:

	For the year ended December 31,
	2021	2022	2023
Numerator:
Net income/(loss) attributable to the Company’s ordinary shareholders – basic (RMB in millions)	(3,560)	10,380	24,167
Impact of subsidiaries’ diluted earnings (RMB in millions)	(2)	(170)	(30)

Net income/(loss) attributable to the Company’s ordinary shareholders – diluted (RMB in millions)	(3,562)	10,210	24,137

Denominator:
Weighted average number of shares – basic	3,107,436,665	3,125,571,110	3,144,233,160
Adjustments for dilutive options and RSUs	—	55,315,026	26,309,236

Weighted average number of shares – diluted	3,107,436,665	3,180,886,136	3,170,542,396

Basic net income/(loss) per share attributable to the Company’s ordinary shareholders (RMB)	(1.15)	3.32	7.69

Diluted net income/(loss) per share attributable to the Company’s ordinary shareholders (RMB)	(1.15)	3.21	7.61